Commitments and contingencies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of commitments and contingent liabilities [Abstract]
Minimum operating lease payments recognised as expense	$ 2,400	$ 2,300	$ 2,600
Operating lease income	$ 323	$ 275	$ 436